Other Long-Term Liabilities (Tables)	12 Months Ended
May 03, 2014
Long-Term Liabilities

long-term deferred revenues. The Company had the following long-term liabilities at May 3, 2014 and April 27, 2013:

	May 3, 2014	April 27, 2013
Deferred rent	$128,280	$149,934
Junior Seller Note (see Note 19)	—	127,250
Microsoft Commercial Agreement financing transaction (see Note 11)	140,714	52,642
Tax liabilities and reserves	51,399	54,068
Other	46,596	36,052

Total long-term liabilities	$366,989	$419,946